Goodwill and Intangible assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 23,114	R$ 21,110
Ending balance	23,364	23,114
Book value	23,364	23,114
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	43,942	39,752
Acquisitions	5,376	5,768
Termination / disposals	(988)	(504)
Exchange variation	(915)	(1,256)
Other	(577)	182
Ending balance	46,838	43,942
Rescissions / disposals	988	504
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(14,393)	(11,727)
Termination / disposals	854	(487)
Exchange variation	132	329
Other	353	(139)
Ending balance	(17,143)	(14,393)
Amortization expense	(4,089)	(3,343)
Rescissions / disposals	(854)	487
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(6,435)	(6,915)
Exchange variation	372	481
Ending balance	(6,331)	(6,435)
Incresase	R$ (268)	R$ (1)
Promotion And Offer Of Financial Products And Service [Member]
IfrsStatementLineItems [Line Items]
Annual amortization rates	8.00%	8.00%
Book value	R$ 337	R$ 450
Promotion And Offer Of Financial Products And Service [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,366	2,657
Termination / disposals	(246)
Exchange variation	133	(276)
Other	(26)	(15)
Ending balance	2,227	2,366
Rescissions / disposals	246
Promotion And Offer Of Financial Products And Service [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(1,357)	(1,374)
Termination / disposals	227
Exchange variation	(49)	116
Other	24	16
Ending balance	(1,242)	(1,357)
Amortization expense	(87)	(115)
Rescissions / disposals	(227)
Promotion And Offer Of Financial Products And Service [Member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(559)	(712)
Exchange variation	(89)	153
Ending balance	R$ (648)	R$ (559)
Software Acquisition [Member]
IfrsStatementLineItems [Line Items]
Annual amortization rates	20.00%	20.00%
Book value	R$ 1,290	R$ 1,515
Software Acquisition [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	5,423	6,476
Acquisitions	452	519
Termination / disposals	(100)	(23)
Exchange variation	(56)	(339)
Other	(542)	(1,210)
Ending balance	5,177	5,423
Rescissions / disposals	100	23
Software Acquisition [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(3,737)	(4,149)
Termination / disposals	58	(7)
Exchange variation	18	188
Other	379	734
Ending balance	(3,713)	(3,737)
Amortization expense	(431)	(517)
Rescissions / disposals	(58)	7
Software Acquisition [Member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(171)	(171)
Ending balance	(174)	R$ (171)
Incresase	R$ (3)
Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Annual amortization rates	20.00%	20.00%
Book value	R$ 10,066	R$ 9,131
Intangible assets under development [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	16,088	11,157
Acquisitions	3,634	4,208
Termination / disposals	(43)	(1)
Exchange variation	(95)
Other	(7)	724
Ending balance	19,577	16,088
Rescissions / disposals	43	1
Intangible assets under development [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(6,133)	(4,220)
Exchange variation	56	(3)
Other	(50)	(399)
Ending balance	(8,422)	(6,133)
Amortization expense	(2,295)	(1,511)
Intangible assets under development [member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(824)	(823)
Ending balance	(1,089)	(824)
Incresase	(265)	(1)
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Book value	3,836	4,468
Other intangible assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	7,634	6,431
Acquisitions	687	1,041
Termination / disposals	(599)	(480)
Exchange variation	(120)	(41)
Other		683
Ending balance	7,602	7,634
Rescissions / disposals	599	480
Other intangible assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(3,166)	(1,984)
Termination / disposals	569	480
Exchange variation	107	28
Other		(490)
Ending balance	(3,766)	(3,166)
Amortization expense	(1,276)	(1,200)
Rescissions / disposals	R$ (569)	R$ (480)
Other intangible assets [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual amortization rates	10.00%	10.00%
Other intangible assets [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Annual amortization rates	20.00%	20.00%
Goodwill And Intangible Assets From Acquisition [Member]
IfrsStatementLineItems [Line Items]
Book value	R$ 7,835	R$ 7,550
Goodwill And Intangible Assets From Acquisition [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	12,431	13,031
Acquisitions	603
Exchange variation	(777)	(600)
Other	(2)
Ending balance	12,255	12,431
Goodwill And Intangible Assets From Acquisition [Member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(4,881)	(5,209)
Exchange variation	461	328
Ending balance	R$ (4,420)	R$ (4,881)